Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax [Line Items]
U.S federal statutory income tax rate	21.00%	21.00%
Corporate tax rate
Operating Loss Carryforwards	$ 6,629
Operating loss carry forwards offset against taxable income	$ 1,962
Taxable income limited percentage	80.00%
Taxable income	$ 3,926
Tax Jurisdiction of Domicile [Extensible Enumeration]	Tax expense	Tax expense
Tax Year 2018 [Member]
Income Tax [Line Items]
Corporate tax rate	23.00%
Tax Year 2037 [Member]
Income Tax [Line Items]
Operating loss carry forwards offset against taxable income	$ 674
Tax Year 2030 [Member]
Income Tax [Line Items]
Operating loss carry forwards offset against taxable income	$ 66